FINANCIAL INCOME	12 Months Ended
Dec. 31, 2017
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 30 — FINANCIAL INCOME

	2017	2016	2015

Income from short-term investments	85,153	142,965	270,742
Interest income and other financial income	141,462	109,080	107,660

Financial Income	226,615	252,045	378,402

Interest on debt	(1,323,448)	(1,540,797)	(1,471,526)
Monetary variation and other financial expenses	(402,836)	(469,208)	(308,840)

Financial Expenses	(1,726,284)	(2,010,005)	(1,780,366)

Exchange Variation, net	(4,057)	851,635	(1,564,017)
Reversal of monetary update of contingent liabilities, net	369,819	—	—
Gains and losses on financial instruments, net	(9,441)	(38,930)	87,085

Financial result, net	(1,143,348)	(945,255)	(2,878,896)